Revenue Recognition Revenue Recognition - Effect of Adopting New Revenue Recognition Standard (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables, net		$ 494					$ 167				$ 494		$ 167	$ 134
Property and equipment, net (1)		16,154	[1]				7,446				16,154	[1]	7,446
Due from affiliates, net		11					70				11		70
Accrued expenses and other current liabilities ($0 and $91 attributable to our VIEs)	[2]	1,326					641				1,326		641
Current portion of contract liabilities	[2]	129					62				129		62
Contract liabilities		2					1				2		1
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		3,297					(1,607)				3,297		(1,607)	2,042	$ (4,948)
Net revenues		1,901		$ 993	$ 1,008	$ 966	946	$ 985	$ 993	$ 953	4,868		3,877	3,957
Total operating expenses											4,331		3,651	3,639
Loss from operations		155		83	149	150	92	(52)	106	80	537		226	318
Net income/(loss)		2,004		$ (439)	$ (1,432)	$ (508)	(467)	$ (277)	$ (2,050)	$ (284)	(375)		(3,078)	6,011
Financing obligations		9,355	[1]				0				9,355	[1]	0
Deferred Credits and Other Liabilities		1,472					187				1,472		187
Adjustments for New Accounting Pronouncement [Member]
Receivables, net		(2)					7				(2)		7
Property and equipment, net (1)	[1]	(74)									(74)
Due from affiliates, net							6						6
Accrued expenses and other current liabilities ($0 and $91 attributable to our VIEs)	[2]	(133)					(52)				(133)		(52)
Current portion of contract liabilities	[2]	129					62				129		62
Contract liabilities		2					1				2		1
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		1					2				1		2	3
Financing obligations	[1]	(74)									(74)
Deferred Credits and Other Liabilities		(1)									(1)
Scenario, Previously Reported [Member]
Receivables, net		496					160				496		160
Property and equipment, net (1)	[1]	16,228									16,228
Due from affiliates, net							64						64
Accrued expenses and other current liabilities ($0 and $91 attributable to our VIEs)	[2]	1,459					693				1,459		693
Current portion of contract liabilities	[2]	0					0				0		0
Contract liabilities		0					0				0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		3,296					$ (1,609)				3,296		(1,609)	2,039
Net revenues											4,852		3,877	3,929
Total operating expenses											4,320		3,650	3,614
Loss from operations											532		227	315
Net income/(loss)											(382)		(3,077)	6,008
Financing obligations	[1]	9,429									9,429
Deferred Credits and Other Liabilities		$ 1,473									$ 1,473
Scenario, Previously Reported [Member] | Consolidation, Eliminations [Member]
Net revenues													0	0
Total operating expenses													0	0
Loss from operations													0	0
Net income/(loss)													(949)	(76)
Scenario, Previously Reported [Member] | Caesars Entertainment Corporation [Member]
Net revenues													3,877	3,929
Total operating expenses													3,620	3,583
Loss from operations													257	346
Net income/(loss)													(2,747)	6,052
Scenario, Previously Reported [Member] | Caesars Acquisition Company [Member]
Net revenues													0	0
Total operating expenses													30	31
Loss from operations													(30)	(31)
Net income/(loss)													$ 619	$ 32

[1]	The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.
[2]	Adjustments are primarily related to the reclassification of assets and liabilities in accordance with the new accounting and disclosure requirements.